Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of estimated useful lives and residual values of property and equipment

Boeing 717-200 aircraft and engines	7 - 11 years, 7 - 34% residual value
Boeing 767-300 aircraft and engines	7 - 20 years, 0 - 10% residual value
Airbus A330-200 aircraft and engines	25 years, 10% residual value
Aircraft under capital leases	8 - 12 years, no residual value
Major rotable parts	Average lease term or useful life for related aircraft, 10% - 15% residual value
Improvements to leased flight equipment	Shorter of lease term or useful life
Facility leasehold improvements	Shorter of lease term, including assumed lease renewals when renewal is economically compelled at key airports or useful life
Furniture, fixtures and other equipment	3 - 7 years, no residual value
Capitalized software	3 - 7 years, no residual value

Schedule of earnings (loss) per share basic and diluted

	Year Ended December 31,
	2012	2011	2010
	(in thousands, except for per share data)
Numerator:
Net income (loss)	$53,237	$(2,649)	$110,255
Denominator:
Weighted average common shares outstanding—Basic	51,314	50,733	51,232
Assumed exercise of equity awards and warrants	1,221	—	1,250

Weighted average common shares outstanding—Diluted	52,535	50,733	52,482

Net income (loss) per common share
Basic	$1.04	$(0.05)	$2.15

Diluted	$1.01	$(0.05)	$2.10

Summary of common stock equivalent excluded from the computation of diluted earnings (loss) per share because the awards were antidilutive

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Stock Options	89	527	187
Deferred Stock	—	1	123
Restricted Stock	717	339	308
Convertible notes(2)	10,943	8,450	—
Warrants(1)(2)	10,943	8,450	1,493
(1)
In 2010, 1.5 million outstanding warrants expired unexercised.

(2)
In March 2011, the Company entered into a Convertible Note transaction which included the sale of convertible notes, purchase of convertible note hedges and the sale of warrants. See Note 6—Debt for further discussion. These weighted common stock equivalents were excluded because their conversion price of $7.88 per share for the convertible notes and $10.00 for the warrants exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods. The convertible note hedges will always be antidilutive and, therefore, will have no effect on diluted earnings per share.